Taxes Schedule of Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Taxes [Abstract]
U.S. federal	$ 5,562	$ 6,165	$ 6,377
U.S. state and local	622	810	719
International	1,400	1,529	1,523
Total current tax provision	7,584	8,504	8,619
U.S. federal	(704)	(387)	(72)
U.S. state and local	(106)	(55)	37
International	(216)	(77)	(479)
Total deferred tax expense (benefit)	(1,026)	(519)	(514)
Total provision for income taxes	$ 6,558	$ 7,985	$ 8,105